American Century Investments®
Quarterly Portfolio Holdings
American Century® STOXX® U.S. Quality Value ETF (VALQ)
May 28, 2021

American Century STOXX® U.S. Quality Value ETF - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.9%
General Dynamics Corp.	1,612	306,135
Howmet Aerospace, Inc.(1)	8,489	301,190
Huntington Ingalls Industries, Inc.	1,404	303,559
L3Harris Technologies, Inc.	1,355	295,471
Lockheed Martin Corp.	792	302,702
Northrop Grumman Corp.	800	292,696
Textron, Inc.	5,278	361,385
		2,163,138
Air Freight and Logistics — 3.1%
CH Robinson Worldwide, Inc.	17,230	1,671,654
Expeditors International of Washington, Inc.	24,122	3,031,894
FedEx Corp.	8,586	2,702,959
		7,406,507
Auto Components — 0.1%
BorgWarner, Inc.	6,083	311,997
Automobiles — 0.1%
Harley-Davidson, Inc.	6,374	308,948
Banks — 0.8%
Comerica, Inc.	15,453	1,212,906
Popular, Inc.	3,728	304,242
Regions Financial Corp.	13,005	304,447
		1,821,595
Beverages — 0.1%
PepsiCo, Inc.	2,041	301,946
Biotechnology — 4.0%
AbbVie, Inc.	10,957	1,240,332
Alexion Pharmaceuticals, Inc.(1)	10,076	1,778,918
Amgen, Inc.	15,937	3,792,050
Biogen, Inc.(1)	1,095	292,891
Gilead Sciences, Inc.	4,545	300,470
Moderna, Inc.(1)	8,638	1,598,116
Regeneron Pharmaceuticals, Inc.(1)	603	302,965
United Therapeutics Corp.(1)	1,869	347,447
		9,653,189
Building Products — 0.1%
Owens Corning	2,865	305,552
Capital Markets — 2.6%
Affiliated Managers Group, Inc.	1,831	300,284
Bank of New York Mellon Corp. (The)	6,057	315,449
Blackstone Group, Inc. (The), Class A	3,284	304,328
Franklin Resources, Inc.	44,884	1,535,482
Invesco Ltd.	34,017	970,505
Janus Henderson Group plc	23,581	908,104
Jefferies Financial Group, Inc.	37,365	1,200,537
Morgan Stanley	3,329	302,773
State Street Corp.	3,475	302,255
		6,139,717

Chemicals — 2.4%
CF Industries Holdings, Inc.	12,256	651,652
Dow, Inc.	48,269	3,302,565
DuPont de Nemours, Inc.	3,873	327,617
Eastman Chemical Co.	2,388	299,455
Mosaic Co. (The)	25,410	918,317
Scotts Miracle-Gro Co. (The)	1,678	364,747
		5,864,353
Commercial Services and Supplies — 0.1%
Republic Services, Inc.	2,726	297,625
Communications Equipment — 1.1%
Cisco Systems, Inc.	5,607	296,610
F5 Networks, Inc.(1)	1,597	296,132
Juniper Networks, Inc.	66,839	1,759,871
Lumentum Holdings, Inc.(1)	3,707	301,638
		2,654,251
Construction and Engineering — 0.4%
EMCOR Group, Inc.	2,426	305,943
Quanta Services, Inc.	6,905	658,392
		964,335
Consumer Finance — 0.3%
Ally Financial, Inc.	5,497	300,741
American Express Co.	1,878	300,724
		601,465
Containers and Packaging — 2.2%
Amcor plc	25,296	298,493
AptarGroup, Inc.	6,056	892,109
International Paper Co.	38,954	2,457,997
Packaging Corp. of America	4,520	671,898
Sealed Air Corp.	6,220	353,669
Sonoco Products Co.	4,457	300,937
WestRock Co.	5,149	300,290
		5,275,393
Distributors — 0.1%
LKQ Corp.(1)	5,917	301,530
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(1)	1,094	316,647
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	100,739	2,964,749
Liberty Global plc, Class C(1)	11,115	302,550
Verizon Communications, Inc.	62,738	3,544,070
		6,811,369
Electric Utilities — 4.7%
Alliant Energy Corp.	7,077	404,450
American Electric Power Co., Inc.	10,564	908,504
Entergy Corp.	3,023	318,201
Exelon Corp.	6,743	304,244
OGE Energy Corp.	27,690	955,305
Pinnacle West Capital Corp.	28,510	2,411,376
Southern Co. (The)	52,178	3,335,218
Xcel Energy, Inc.	38,701	2,743,127
		11,380,425
Electrical Equipment — 0.4%
Acuity Brands, Inc.	2,135	396,576
Eaton Corp. plc	2,070	300,668

Emerson Electric Co.	3,129	299,414
		996,658
Electronic Equipment, Instruments and Components — 0.8%
Arrow Electronics, Inc.(1)	2,464	296,493
Corning, Inc.	6,899	301,003
Flex Ltd.(1)	16,560	302,551
Jabil, Inc.	5,341	301,500
TE Connectivity Ltd.	2,222	301,481
Vontier Corp.(1)	8,607	301,934
		1,804,962
Energy Equipment and Services — 0.1%
Halliburton Co.	13,483	302,693
Equity Real Estate Investment Trusts (REITs) — 7.5%
Boston Properties, Inc.	20,797	2,444,895
CoreSite Realty Corp.	15,167	1,838,999
CubeSmart	55,821	2,444,402
Essex Property Trust, Inc.	1,033	305,035
Federal Realty Investment Trust	16,031	1,832,985
Iron Mountain, Inc.	6,969	303,430
Kimco Realty Corp.	43,428	925,451
National Retail Properties, Inc.	39,160	1,815,066
Public Storage	1,130	319,202
Rayonier, Inc.	45,340	1,731,535
Regency Centers Corp.	4,712	304,395
Simon Property Group, Inc.	2,374	305,035
UDR, Inc.	18,678	889,633
VEREIT, Inc.	50,676	2,410,657
Weyerhaeuser Co.	7,943	301,516
		18,172,236
Food and Staples Retailing — 4.1%
BJ's Wholesale Club Holdings, Inc.(1)	6,819	305,423
Kroger Co. (The)	123,347	4,561,372
Walmart, Inc.	34,565	4,909,267
		9,776,062
Food Products — 3.7%
Flowers Foods, Inc.	99,829	2,404,881
General Mills, Inc.	40,201	2,527,035
Hershey Co. (The)	1,967	340,389
Ingredion, Inc.	3,164	300,359
J.M. Smucker Co. (The)	5,046	672,581
Kraft Heinz Co. (The)	6,889	300,292
Tyson Foods, Inc., Class A	29,855	2,373,472
		8,919,009
Gas Utilities — 0.9%
UGI Corp.	45,578	2,098,867

Health Care Equipment and Supplies — 1.2%
Becton Dickinson and Co.	1,239	299,702
DENTSPLY SIRONA, Inc.	4,484	300,069
Hill-Rom Holdings, Inc.	2,714	302,014
Hologic, Inc.(1)	17,826	1,124,107
Medtronic plc	2,349	297,360
Quidel Corp.(1)	4,970	587,007
		2,910,259

Health Care Providers and Services — 3.8%
Anthem, Inc.	751	299,063
Cardinal Health, Inc.	33,094	1,855,580
Centene Corp.(1)	28,210	2,076,256
Cigna Corp.	1,151	297,936
CVS Health Corp.	3,406	294,415
DaVita, Inc.(1)	2,472	296,813
HCA Healthcare, Inc.	1,410	302,854
Henry Schein, Inc.(1)	3,944	299,902
Humana, Inc.	676	295,885
Laboratory Corp. of America Holdings(1)	1,236	339,257
McKesson Corp.	1,553	298,782
Molina Healthcare, Inc.(1)	1,188	298,616
Quest Diagnostics, Inc.	2,339	307,976
UnitedHealth Group, Inc.	2,592	1,067,697
Universal Health Services, Inc., Class B	4,927	786,497
		9,117,529
Hotels, Restaurants and Leisure — 0.5%
Darden Restaurants, Inc.	2,125	304,364
Texas Roadhouse, Inc.	3,100	312,201
Wendy's Co. (The)	14,013	325,382
Yum China Holdings, Inc.	4,504	304,650
		1,246,597
Household Durables — 2.2%
D.R. Horton, Inc.	3,165	301,593
Leggett & Platt, Inc.	5,452	300,023
Lennar Corp., Class A	15,431	1,527,823
Mohawk Industries, Inc.(1)	5,329	1,122,714
PulteGroup, Inc.	22,299	1,288,659
Whirlpool Corp.	2,898	687,087
		5,227,899
Household Products — 4.8%
Church & Dwight Co., Inc.	18,318	1,570,402
Clorox Co. (The)	1,684	297,613
Colgate-Palmolive Co.	38,827	3,252,926
Kimberly-Clark Corp.	24,342	3,179,796
Procter & Gamble Co. (The)	23,631	3,186,640
		11,487,377
Industrial Conglomerates — 1.9%
3M Co.	19,164	3,891,059
Carlisle Cos., Inc.	1,555	299,058
Honeywell International, Inc.	1,294	298,797
		4,488,914
Insurance — 0.8%
Aflac, Inc.	5,308	300,858
Allstate Corp. (The)	2,200	300,542
Fidelity National Financial, Inc.	7,121	334,616
Hartford Financial Services Group, Inc. (The)	5,321	347,727
MetLife, Inc.	4,639	303,205
Unum Group	9,798	303,444
		1,890,392
Interactive Media and Services — 2.2%
Alphabet, Inc., Class C(1)	1,131	2,727,475
Facebook, Inc., Class A(1)	8,084	2,657,453
		5,384,928

IT Services — 4.1%
Akamai Technologies, Inc.(1)	4,070	464,835
Amdocs Ltd.	3,810	297,561
Cognizant Technology Solutions Corp., Class A	21,549	1,542,047
Concentrix Corp.(1)	3,846	587,361
DXC Technology Co.(1)	23,352	885,508
Genpact Ltd.	6,656	304,445
International Business Machines Corp.	18,657	2,681,757
MAXIMUS, Inc.	3,479	322,399
Western Union Co. (The)	110,198	2,696,545
		9,782,458
Leisure Products — 0.5%
Brunswick Corp.	8,371	855,767
Polaris, Inc.	2,280	299,182
		1,154,949
Machinery — 1.2%
AGCO Corp.	6,498	899,128
Caterpillar, Inc.	1,242	299,421
Cummins, Inc.	1,157	297,673
Oshkosh Corp.	2,618	344,110
Parker-Hannifin Corp.	972	299,522
Snap-on, Inc.	1,364	347,302
Stanley Black & Decker, Inc.	1,524	330,403
		2,817,559
Media — 2.7%
Comcast Corp., Class A	5,322	305,164
DISH Network Corp., Class A(1)	27,248	1,185,833
Fox Corp., Class A	31,820	1,188,477
Interpublic Group of Cos., Inc. (The)	49,705	1,674,561
Omnicom Group, Inc.	26,396	2,170,807
		6,524,842
Metals and Mining — 0.3%
Nucor Corp.	2,983	305,877
Reliance Steel & Aluminum Co.	1,979	332,610
		638,487
Multi-Utilities — 3.3%
Ameren Corp.	4,380	368,796
Consolidated Edison, Inc.	46,789	3,613,982
Public Service Enterprise Group, Inc.	57,014	3,541,710
WEC Energy Group, Inc.	3,340	313,659
		7,838,147
Multiline Retail — 2.8%
Dollar Tree, Inc.(1)	3,028	295,230
Kohl's Corp.	16,021	889,005
Target Corp.	25,002	5,673,454
		6,857,689
Oil, Gas and Consumable Fuels — 0.6%
APA Corp.	14,743	306,654
EOG Resources, Inc.	3,766	302,561
Exxon Mobil Corp.	5,165	301,481
Marathon Oil Corp.	50,479	611,301
		1,521,997
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	4,507	296,200
Johnson & Johnson	21,804	3,690,327

Merck & Co., Inc.	3,925	297,868
Perrigo Co. plc	6,684	308,400
Pfizer, Inc.	99,518	3,854,332
		8,447,127
Professional Services — 2.1%
Booz Allen Hamilton Holding Corp.	26,888	2,283,598
CACI International, Inc., Class A(1)	1,170	298,303
CoreLogic, Inc.	14,091	1,120,235
ManpowerGroup, Inc.	7,927	959,088
Robert Half International, Inc.	3,379	300,021
		4,961,245
Real Estate Management and Development — 0.7%
CBRE Group, Inc., Class A(1)	3,417	299,944
Jones Lang LaSalle, Inc.(1)	7,277	1,471,773
		1,771,717
Road and Rail — 0.5%
CSX Corp.	3,035	303,864
Norfolk Southern Corp.	1,077	302,529
Union Pacific Corp.	2,789	626,772
		1,233,165
Semiconductors and Semiconductor Equipment — 5.1%
Applied Materials, Inc.	3,253	449,337
Broadcom, Inc.	7,088	3,347,875
Cirrus Logic, Inc.(1)	3,868	301,975
Intel Corp.	81,418	4,650,596
KLA Corp.	943	298,827
Lam Research Corp.	461	299,581
Maxim Integrated Products, Inc.	5,492	560,239
Micron Technology, Inc.(1)	6,534	549,771
MKS Instruments, Inc.	1,600	301,168
ON Semiconductor Corp.(1)	7,436	297,737
Qorvo, Inc.(1)	1,605	293,266
QUALCOMM, Inc.	4,941	664,762
Texas Instruments, Inc.	1,578	299,536
		12,314,670
Software — 3.4%
Check Point Software Technologies Ltd.(1)	15,411	1,802,779
Citrix Systems, Inc.	2,621	301,310
Dropbox, Inc., Class A(1)	11,041	301,971
j2 Global, Inc.(1)	8,661	1,078,554
Microsoft Corp.	8,858	2,211,666
Oracle Corp. (New York)	27,745	2,184,641
VMware, Inc., Class A(1)	1,850	292,097
		8,173,018
Specialty Retail — 2.5%
Advance Auto Parts, Inc.	1,593	302,240
AutoNation, Inc.(1)	8,849	903,748
Best Buy Co., Inc.	20,696	2,405,703
Home Depot, Inc. (The)	940	299,775
L Brands, Inc.(1)	12,525	875,122
Lowe's Cos., Inc.	1,548	301,597
Williams-Sonoma, Inc.	5,377	911,617
		5,999,802
Technology Hardware, Storage and Peripherals — 3.3%
Apple, Inc.	17,436	2,172,700

Hewlett Packard Enterprise Co.	18,515	295,499
HP, Inc.	22,494	657,500
NetApp, Inc.	3,845	297,488
Seagate Technology Holdings plc	24,283	2,325,097
Western Digital Corp.(1)	16,134	1,213,761
Xerox Holdings Corp.	45,888	1,076,073
		8,038,118
Textiles, Apparel and Luxury Goods — 0.3%
Capri Holdings Ltd.(1)	5,467	310,034
PVH Corp.(1)	2,659	305,306
		615,340
Thrifts and Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	25,344	303,368
Tobacco — 0.3%
Altria Group, Inc.	6,054	297,978
Philip Morris International, Inc.	3,086	297,583
		595,561
Trading Companies and Distributors — 1.5%
United Rentals, Inc.(1)	5,417	1,809,062
Watsco, Inc.	6,273	1,827,952
		3,637,014
Water Utilities — 0.1%
American Water Works Co., Inc.	1,949	302,134
TOTAL COMMON STOCKS (Cost $208,939,844)		240,232,771
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $282,657)	282,657	282,657
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $209,222,501)		240,515,428
OTHER ASSETS AND LIABILITIES — 0.1%		343,282
TOTAL NET ASSETS — 100.0%		$240,858,710

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.